Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities
Net (loss) income	$ (311,004)	$ 3,229,266	$ 3,270,346
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization expense	46,779	24,886	21,939
Loss from disposal of property and equipment		873
Accrued interest expense for convertible notes	1,087,774
Amortization of deferred financing costs	2,113,492
Changes in operating assets and liabilities:
Accounts receivable, net	(5,759,327)	(3,804,464)	133,681
Inventory, net	291,652	(280,017)	(112,128)
Advances to suppliers	(8,705,402)	(1,980,862)	(378,713)
Other current assets	(103,561)	(118,755)	278,247
Long-term prepaid expenses			24,192
Accounts payable	(38,392)	(62,706)	(51,038)
Advances from customers	6,151		(1,090,595)
Other current liabilities	598,551	266,769	(91,012)
Net cash provided by (used in) operating activities	(10,773,287)	(2,725,010)	2,004,919
Cash flows from investing activities
Purchase of property, plant and equipment	(51,781)	(64,715)	(66,503)
Purchase of intangible assets	(43,124)
Collections on loans to related parties			2,192,762
Net cash (used in) provided by investing activities	(94,905)	(64,715)	2,126,259
Cash flows from financing activities
Payments of deferred financing costs		(1,147,509)
Gross proceeds from issuance of convertible notes		7,728,000
Net proceeds from Initial Public Offering - stock issuance	7,500,000
Direct costs disbursed from Initial Public Offering proceeds	(716,318)		(278,820)
Borrowings from bank loans	1,454,186	1,530,080	5,195,539
Repayments of bank loans	(2,094,028)	(1,683,088)	(6,809,972)
Proceeds from loans from related parties			239,125
Repayments of loans from related parties	(87,800)	(300,163)
Net cash provided by (used in) financing activities	6,056,040	6,127,320	(1,654,128)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	40,802	(402,969)	66,248
Net (decrease) increase in cash, cash equivalents and restricted cash	(4,771,350)	2,934,626	2,543,298
Cash, cash equivalents and restricted cash, beginning of year	5,525,165	2,590,539	47,241
Cash, cash equivalents and restricted cash, end of year	753,815	5,525,165	2,590,539
Supplemental disclosure information:
Income taxes paid	13,777	11,763	10,207
Interest paid	118,237	$ 164,587	$ 203,198
Non-cash financing activities
Conversion of notes to 657,857 shares of common stock	1,950,091
Accrued interest for convertible notes	1,087,774
Repayment of convertible notes by a related party on behalf of the Company	$ 2,617,882